OTHER ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER ACCOUNTS RECEIVABLE, NET
Disclosure of detailed information about other receivables

Balances of other accounts receivable, net of impairment losses, comprise the following as of December 31, 2020 and 2019:

		December 31,		December 31,
	Reference	2020		2019

Contract assets	12.1	Ps.	9,731,409	Ps.	7,034,058
Other accounts receivable	12.2		5,607,985		4,954,706
Total other accounts receivable			15,339,394		11,988,764
Loss allowance	4.1.5		(343,057)		(286,463)
Total other accounts receivable, net		Ps.	14,996,337	Ps.	11,702,301

Disclosure of detailed information about contract assets

The following table provides information about assets from contracts with customers as of December 31, 2020 and 2019:

Contract assets	December 31, 2020		December 31, 2019

Financial assets in concession arrangements rights at fair value (1)	Ps.	2,958,385	Ps.	2,706,030
Financial assets in concession arrangements rights at amortized cost (1)		6,773,024		4,328,028
Gross balance of other accounts receivable	Ps.	9,731,409	Ps.	7,034,058
Loss allowance (2)		(3,901)		(2,142)
Total contract assets	Ps.	9,727,508	Ps.	7,031,916
(1)	See note 16 details regarding concession arrangements rights.
(2)	See reconciliations from the opening to the closing balance of the loss allowance on note 4.1.5.

Schedule of other accounts receivable measured at amortized cost, except

The detailed information of other accounts receivable measured at amortized cost, except for prepaid expeses, as of December 31, 2020 and 2019 is as follows:

Other accounts receivable	December 31, 2020		December 31, 2019
Accounts receivable for goods and services sales in Non-financial sector companies	Ps.	1,235,009	Ps.	1,149,051
Debtors		1,040,941		964,289
Credit card compensations and network compensation		853,416		949,355
Payment in advance		597,890		538,407
Goverment		465,621		391,483
Conditional contributions		285,800		166,750
Trade receivables		145,748		85,402
Sales taxes		138,376		82,553
Holding and parent establishment		85,054		147,617
Accounts receivable to payment offices		53,408		24,857
Other taxes		52,367		55,079
Storage services		44,823		44,674
Quota shares retirement pensions		33,568		29,613
Others		575,964		325,576
Gross balance of other accounts receivable	Ps.	5,607,985	Ps.	4,954,706
Loss allowance		(339,156)		(284,321)
Other accounts receivable, net	Ps.	5,268,829	Ps.	4,670,385